Schedule of Investments(a)
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.36%
Air Freight & Logistics–0.67%
Air Transport Services Group, Inc.(b)	67,493	$1,741,994
Alternative Carriers–0.84%
Iridium Communications, Inc.(b)	54,997	2,191,630
Apparel Retail–1.52%
American Eagle Outfitters, Inc.(c)	102,014	2,631,961
Children’s Place, Inc. (The)(b)(c)	17,782	1,338,274
		3,970,235
Apparel, Accessories & Luxury Goods–0.18%
Oxford Industries, Inc.	5,243	472,761
Application Software–6.98%
Avalara, Inc.(b)	13,704	2,395,048
Cognyte Software Ltd. (Israel)(b)	39,364	808,930
Descartes Systems Group, Inc. (The) (Canada)(b)	35,776	2,907,158
LivePerson, Inc.(b)(c)	41,979	2,474,662
Manhattan Associates, Inc.(b)	19,873	3,041,165
Q2 Holdings, Inc.(b)	27,191	2,179,087
Verint Systems, Inc.(b)(c)	39,365	1,763,158
Workiva, Inc.(b)	19,082	2,689,799
		18,259,007
Asset Management & Custody Banks–0.33%
Blucora, Inc.(b)	55,004	857,512
Auto Parts & Equipment–0.86%
Visteon Corp.(b)	23,817	2,248,087
Automotive Retail–1.02%
Lithia Motors, Inc., Class A	8,389	2,659,649
Biotechnology–2.26%
CRISPR Therapeutics AG (Switzerland)(b)	9,998	1,119,076
Emergent BioSolutions, Inc.(b)	18,280	915,280
Natera, Inc.(b)(c)	26,362	2,937,781
TG Therapeutics, Inc.(b)	27,917	929,078
		5,901,215
Building Products–3.04%
AZEK Co., Inc. (The)(b)	64,282	2,348,221
Masonite International Corp.(b)	23,431	2,486,732
Owens Corning	36,505	3,121,178
		7,956,131
Casinos & Gaming–0.96%
Penn National Gaming, Inc.(b)(c)	34,800	2,521,608
Communications Equipment–0.65%
Ciena Corp.(b)	33,108	1,700,096
Construction & Engineering–2.60%
NV5 Global, Inc.(b)	34,288	3,379,768
WillScot Mobile Mini Holdings Corp.(b)	108,028	3,426,648
		6,806,416
Shares		Value
Construction Machinery & Heavy Trucks–0.92%
Manitowoc Co., Inc. (The)(b)	112,429	$2,408,229
Construction Materials–2.63%
Eagle Materials, Inc.	24,052	3,154,660
Summit Materials, Inc., Class A(b)	116,534	3,725,592
		6,880,252
Consumer Finance–1.66%
OneMain Holdings, Inc.	78,268	4,330,568
Diversified Metals & Mining–0.98%
MP Materials Corp.(b)(c)	79,654	2,567,248
Electrical Components & Equipment–2.92%
Array Technologies, Inc.(b)(c)	144,239	2,671,306
EnerSys	26,502	1,972,809
Vertiv Holdings Co.	124,125	2,990,171
		7,634,286
Electronic Equipment & Instruments–1.20%
Badger Meter, Inc.	31,003	3,135,643
Electronic Manufacturing Services–0.95%
Flex Ltd.(b)	140,859	2,490,387
Environmental & Facilities Services–1.73%
Casella Waste Systems, Inc., Class A(b)	33,509	2,544,674
Montrose Environmental Group, Inc.(b)	32,241	1,990,559
		4,535,233
Fertilizers & Agricultural Chemicals–0.66%
Scotts Miracle-Gro Co. (The)	11,736	1,717,681
Financial Exchanges & Data–1.06%
TMX Group Ltd. (Canada)	25,744	2,776,230
Food Retail–0.69%
Sprouts Farmers Market, Inc.(b)(c)	77,388	1,793,080
Footwear–1.95%
Crocs, Inc.(b)	17,077	2,450,208
Wolverine World Wide, Inc.	89,218	2,662,265
		5,112,473
Health Care Distributors–0.73%
Owens & Minor, Inc.	60,822	1,903,120
Health Care Equipment–2.46%
AtriCure, Inc.(b)	49,455	3,439,595
CONMED Corp.(c)	22,878	2,993,129
		6,432,724
Health Care Facilities–1.35%
Encompass Health Corp.	31,617	2,372,540
Pennant Group, Inc. (The)(b)	40,973	1,150,931
		3,523,471
Health Care Services–1.77%
Castle Biosciences, Inc.(b)(c)	38,084	2,532,586

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Shares		Value
Health Care Services–(continued)
LHC Group, Inc.(b)	13,314	$2,089,100
		4,621,686
Health Care Supplies–2.07%
ICU Medical, Inc.(b)	8,660	2,021,071
OrthoPediatrics Corp.(b)(c)	51,830	3,395,383
		5,416,454
Health Care Technology–0.63%
Simulations Plus, Inc.(c)	41,709	1,647,506
Homebuilding–1.29%
Taylor Morrison Home Corp., Class A(b)	131,059	3,378,701
Hotel & Resort REITs–0.68%
Ryman Hospitality Properties, Inc.(b)	21,386	1,790,008
Hotels, Resorts & Cruise Lines–1.29%
Travel + Leisure Co.	61,634	3,360,902
Human Resource & Employment Services–0.73%
Alight, Inc., Class A(b)(c)	166,409	1,910,375
Industrial Machinery–4.37%
Altra Industrial Motion Corp.	43,132	2,387,356
Gates Industrial Corp. PLC(b)	162,759	2,648,089
Helios Technologies, Inc.	44,621	3,663,830
ITT, Inc.	30,410	2,610,395
SPX Corp.(b)	2,066	110,428
		11,420,098
Industrial REITs–2.01%
EastGroup Properties, Inc.	15,719	2,619,257
STAG Industrial, Inc.	67,037	2,631,202
		5,250,459
Interactive Media & Services–1.00%
Eventbrite, Inc., Class A(b)(c)	138,521	2,619,432
Internet & Direct Marketing Retail–1.35%
Overstock.com, Inc.(b)	45,206	3,522,452
Investment Banking & Brokerage–3.32%
LPL Financial Holdings, Inc.	29,018	4,548,862
Piper Sandler Cos.	29,894	4,139,123
		8,687,985
Life & Health Insurance–0.97%
Primerica, Inc.	16,436	2,525,063
Life Sciences Tools & Services–2.85%
Medpace Holdings, Inc.(b)	18,615	3,523,447
NeoGenomics, Inc.(b)(c)	81,490	3,931,078
		7,454,525
Multi-line Insurance–0.95%
Assurant, Inc.	15,761	2,486,298
Packaged Foods & Meats–0.33%
Calavo Growers, Inc.	22,671	866,939
Paper Packaging–0.79%
Graphic Packaging Holding Co.	107,930	2,054,987
Shares		Value
Property & Casualty Insurance–0.66%
Hanover Insurance Group, Inc. (The)	13,350	$1,730,427
Real Estate Services–0.59%
FirstService Corp. (Canada)	8,567	1,548,905
Regional Banks–6.41%
Columbia Banking System, Inc.	58,949	2,239,472
Community Bank System, Inc.	29,800	2,038,916
Glacier Bancorp, Inc.	46,002	2,546,211
Pacific Premier Bancorp, Inc.	61,149	2,534,015
Pinnacle Financial Partners, Inc.	32,675	3,074,064
South State Corp.(c)	23,592	1,761,615
Webster Financial Corp.	47,259	2,573,725
		16,768,018
Research & Consulting Services–0.84%
Huron Consulting Group, Inc.(b)	42,101	2,189,252
Restaurants–0.89%
Papa John’s International, Inc.	18,298	2,323,663
Semiconductors–6.10%
Diodes, Inc.(b)	35,514	3,217,213
Lattice Semiconductor Corp.(b)	47,802	3,090,399
MACOM Technology Solutions Holdings, Inc.(b)	44,556	2,890,348
Power Integrations, Inc.	34,824	3,447,228
Semtech Corp.(b)	42,527	3,315,830
		15,961,018
Specialized Consumer Services–0.75%
Terminix Global Holdings, Inc.(b)	47,164	1,965,324
Specialized REITs–2.21%
CoreSite Realty Corp.	21,643	2,998,421
Gaming and Leisure Properties, Inc.	59,868	2,773,086
		5,771,507
Specialty Chemicals–0.92%
Ashland Global Holdings, Inc.	26,866	2,394,298
Steel–1.07%
Cleveland-Cliffs, Inc.(b)(c)	141,415	2,801,431
Systems Software–1.05%
CommVault Systems, Inc.(b)	36,501	2,748,890
Thrifts & Mortgage Finance–1.37%
Essent Group Ltd.	41,478	1,825,447
Radian Group, Inc.	77,404	1,758,619
		3,584,066
Tires & Rubber–0.36%
Goodyear Tire & Rubber Co. (The)(b)	53,178	941,251
Trading Companies & Distributors–2.10%
Applied Industrial Technologies, Inc.	31,020	2,795,833
Univar Solutions, Inc.(b)	113,578	2,705,428
		5,501,261
Trucking–0.84%
Knight-Swift Transportation Holdings, Inc.	42,765	2,187,430
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Shares		Value
Water Utilities–1.00%
California Water Service Group	44,408	$2,616,963
Total Common Stocks & Other Equity Interests (Cost $182,506,554)		254,574,540

Money Market Funds–2.82%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	2,581,378	2,581,378
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	1,848,854	1,849,594
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	2,950,146	2,950,146
Total Money Market Funds (Cost $7,381,118)		7,381,118
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $189,887,672)		261,955,658
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–12.01%
Invesco Private Government Fund, 0.02%(d)(e)(f)	9,422,716	$9,422,716
Invesco Private Prime Fund, 0.11%(d)(e)(f)	21,977,546	21,986,337
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,409,053)		31,409,053
TOTAL INVESTMENTS IN SECURITIES–112.19% (Cost $221,296,725)		293,364,711
OTHER ASSETS LESS LIABILITIES—(12.19)%		(31,872,070)
NET ASSETS–100.00%		$261,492,641
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$622,027	$18,707,727	$(16,748,376)	$-	$-	$2,581,378	$381
Invesco Liquid Assets Portfolio, Institutional Class	398,835	13,362,663	(11,911,944)	-	40	1,849,594	154
Invesco Treasury Portfolio, Institutional Class	710,888	21,380,260	(19,141,002)	-	-	2,950,146	147
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	52,640,059	(43,217,343)	-	-	9,422,716	598*
Invesco Private Prime Fund	-	86,690,874	(64,704,537)	-	-	21,986,337	8,420*
Total	$1,731,750	$192,781,583	$(155,723,202)	$-	$40	$38,790,171	$9,700

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$254,574,540	$—	$—	$254,574,540
Money Market Funds	7,381,118	31,409,053	—	38,790,171
Total Investments	$261,955,658	$31,409,053	$—	$293,364,711
Invesco V.I. Small Cap Equity Fund